Note 12 - Subsequent Events (Details) - USD ($)		6 Months Ended
	Sep. 17, 2015	Jun. 30, 2014	Jun. 30, 2015
Note 12 - Subsequent Events (Details) [Line Items]
Share Price			$ 0.76
Proceeds from Issuance of Common Stock		$ 14,550,000
Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	2,343,335
Share Price	$ 4.50
Proceeds from Issuance of Common Stock	$ 10,550,000